Deutsche Investment Management Americas Inc.
                                   Two International Place
                                   Boston, MA 02110

                                   December 5, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS Target 2008 Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund and DWS Target 2014 Fund
         (collectively, the "Funds"), each a series of DWS Target Fund (the "Trust") (Reg. Nos. 33-30876 and 811-5896)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2007.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                    Very truly yours,


                                    /s/Laura McCollum
                                    Laura McCollum, Esq.
                                    Vice President and Counsel
                                    Deutsche Investment Management Americas Inc.


mal/lc

cc:      Byron Hittle, Esq., Vedder, Price, Kaufman & Kammholz, P.C.